Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in millions)
Balance at beginning of period
Goodwill	¥2,559,390	¥2,539,874
Accumulated impairment losses	(1,751,780)	(2,085,499	)(1)

	807,610	454,375
Goodwill acquired during the six months(2)	—	2,858
Foreign currency translation adjustments and other	2,955	(65,132)

Balance at end of period
Goodwill	2,562,345	2,477,600
Accumulated impairment losses	(1,751,780)	(2,085,499)

	¥810,565	¥392,101

Notes:	(1)	The MUFG Group recognized ¥333,719 million in impairment of goodwill in the second half of the fiscal year ended March 31, 2016. For more information, see Note 6 to the consolidated financial statements for the fiscal year ended March 31, 2016.
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2016	September 30, 2016
	(in millions)
Intangible assets subject to amortization:
Software	¥686,948	¥682,598
Core deposit intangibles	60,465	48,613
Customer relationships	196,011	169,365
Trade names	54,164	48,766
Other	8,278	6,496

Total	1,005,866	955,838
Intangible assets not subject to amortization:
Other	9,284	9,169

Total	¥1,015,150	¥965,007